Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
The fair values of the Company’s derivative financial instruments are presented below, representing the gross amounts recognized which are not offset by counterpart or by type of item hedged. All fair values for these derivatives were measured using Level 2 information as defined by the accounting standard hierarchy, which includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs derived principally from or corroborated by observable market data.

(In millions)		December 31, 2019	December 31, 2018
Asset derivatives	Balance sheet location
Derivatives designated as hedging instruments:
Natural gas contracts	Prepaid expenses and other current assets	$—	$0.8
Nickel and other raw material contracts	Prepaid expenses and other current assets	4.4	1.2
Natural gas contracts	Other assets	—	0.2
Nickel and other raw material contracts	Other assets	1.2	0.8
Total derivatives designated as hedging instruments		5.6	3.0
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Prepaid expenses and other current assets	—	0.4
Total derivatives not designated as hedging instruments:		—	0.4
Total asset derivatives		$5.6	$3.4

Liability derivatives	Balance sheet location
Derivatives designated as hedging instruments:
Interest rate swap	Other current liabilities	$0.3	$0.2
Foreign exchange contracts	Other current liabilities	—	0.6
Natural gas contracts	Other current liabilities	2.5	0.1
Nickel and other raw material contracts	Other current liabilities	2.5	6.8
Interest rate swap	Other long-term liabilities	1.2	0.3
Natural gas contracts	Other long-term liabilities	1.0	0.3
Nickel and other raw material contracts	Other long-term liabilities	—	2.1
Total derivatives designated as hedging instruments		7.5	10.4
Total liability derivatives		$7.5	$10.4

Schedule of derivative instruments gain (loss)
Activity with regard to derivatives designated as cash flow hedges for the years ended December 31, 2019 and 2018 were as follows (in millions):

Derivatives in Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in OCI on Derivatives		Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (a)
	2019	2018	2019	2018
Nickel and other raw material contracts	$11.3	$(6.4)	$3.9	$7.7
Natural gas contracts	(4.0)	1.5	(0.9)	0.4
Foreign exchange contracts	1.0	0.5	0.5	1.0
Interest rate swap	(0.9)	(0.5)	(0.4)	(0.2)
Total	$7.4	$(4.9)	$3.1	$8.9

(a)
The gains (losses) reclassified from accumulated OCI into income related to the derivatives, with the exception of the interest rate swap, are presented in cost of sales in the same period or periods in which the hedged item affects earnings. The gains (losses) reclassified from accumulated OCI into income on the interest rate swap are presented in interest expense in the same period as the interest expense on the Term Loan is recognized in earnings.

Schedule of derivatives not designated as hedging instruments, gain (loss)

(In millions)	Amount of Gain (Loss) Recognized in Income on Derivatives
Derivatives Not Designated as Hedging Instruments	2019	2018
Foreign exchange contracts	$0.1	$0.3